EQUITY - Authorized Shares (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Line Items]
Authorised share capital	$ 395	$ 395	$ 404
Shares authorized (in shares)	1,111,418,599	1,111,418,599	1,136,418,599